UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21226
Investment Company Act File Number

Eaton Vance Insured Ohio Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

June 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance Insured Ohio Municipal Bond Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.8%

Principal
Amount
(000’s omitted)	Security	Value
General Obligations — 1.9%
$500	County of Franklin, 5.00%, 12/1/27(1)	$529,925

		$529,925

Hospital — 4.1%
$500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	$414,105
1,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	750,140

		$1,164,245

Insured-Electric Utilities — 22.2%
$700	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$708,183
2,750	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	1,006,610
1,000	Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	181,530
1,670	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	660,051
5,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	1,690,000
1,775	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	1,547,711
500	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	482,560

		$6,276,645

Insured-General Obligations — 46.1%
$320	Bowling Green City School District, (FSA), 5.00%, 12/1/34	$315,904
200	Brookfield Local School District, (FSA), 5.00%, 1/15/30	202,492
1,000	Cleveland Municipal School District, (FSA), 5.00%, 12/1/27	1,020,480
900	Clyde-Green Springs Exempted Village School District, (FSA), 4.50%, 12/1/31	844,326
1,575	Cuyahoga Community College District, (AMBAC), 5.00%, 12/1/32	1,511,968
1,000	Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,017,800
1,400	Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,415,008
280	Olentangy Local School District, (FSA), 4.50%, 12/1/32	260,907
500	Olmsted Falls City School District, (XLCA), 5.00%, 12/1/35	474,020
520	Pickerington Local School District, (NPFG), 4.25%, 12/1/34	473,268
2,400	Plain School District, (FGIC), (NPFG), 0.00%, 12/1/27	800,760
750	St. Mary’s School District, (FSA), 5.00%, 12/1/35	732,765
500	Sylvania City School District, (AGC), 5.00%, 12/1/26	516,480
1,000	Sylvania City School District, (AGC), 5.00%, 12/1/32	1,002,550
500	Tecumseh School District, (FGIC), (NPFG), 4.75%, 12/1/31	466,015
2,000	Wapakoneta City School District, (FSA), 4.75%, 12/1/35	1,967,380

		$13,022,123

Principal
Amount
(000’s omitted)	Security	Value
Insured-Hospital — 13.1%
$980	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$894,024
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,424,235
440	Lorain County, (Catholic Healthcare Partners), (FSA), Variable Rate, 17.408%, 2/1/29(2)(3)(4)	449,909
1,250	Ohio Higher Educational Facility Commission, (University Hospital Health Systems, Inc.), (AMBAC), 4.75%, 1/15/46	937,675

		$3,705,843

Insured-Lease Revenue/Certificates of Participation — 6.4%
$795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	$693,804
235	Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	191,227
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	925,630

		$1,810,661

Insured-Public Education — 31.8%
$3,000	Cincinnati Technical and Community College, (AMBAC), 5.00%, 10/1/28	$2,720,340
2,000	Miami University, (AMBAC), (FSA), 3.25%, 9/1/26	1,566,940
500	Ohio University, (FSA), 5.00%, 12/1/33	495,110
1,170	Ohio University, (FSA), 5.25%, 12/1/23	1,197,706
1,000	University of Akron, (FSA), 5.00%, 1/1/38	992,490
1,000	University of Cincinnati, (AMBAC), 5.00%, 6/1/31	989,450
1,000	Youngstown State University, (AGC), 5.50%, 12/15/33	1,019,950

		$8,981,986

Insured-Sewer Revenue — 4.7%
$755	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$662,090
750	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	656,655

		$1,318,745

Insured-Special Tax Revenue — 10.0%
$1,335	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$601,351
3,665	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	1,536,295
8,430	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	446,706
1,530	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	158,477
705	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	68,286

		$2,811,115

Insured-Transportation — 8.5%
$1,965	Cleveland Airport System, (FSA), 5.00%, 1/1/31	$1,931,949
500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(5)	480,557

		$2,412,506

Pooled Loans — 7.7%
$1,395	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,048,105
1,140	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(5)	1,133,392

		$2,181,497

Principal
Amount
(000’s omitted)	Security	Value
Private Education — 6.3%
$850	Ohio Higher Educational Facilities Authority, (John Carroll University), 5.25%, 11/15/33	$780,019
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/33	1,008,690

		$1,788,709

Total Tax-Exempt Investments — 162.8% (identified cost $48,262,433)		$46,004,000

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (60.2)%		$(17,000,425)

Other Assets, Less Liabilities — (2.6)%		$(745,227)

Net Assets Applicable to Common Shares — 100.0%		$28,258,348

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 87.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 26.0% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities is $449,909 or 1.6% of the Fund’s net assets applicable to common shares.

(3)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(4)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2009.

(5)		Security represents the underlying municipal bond of a tender option bond trust.

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/09	34 U.S. Treasury Bond	Short	$(3,963,611)	$(4,024,219)	$(60,608)
9/09	21 U.S. Treasury Note	Short	(2,470,572)	(2,441,578)	28,994

					$(31,614)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$737,500	4.743	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(66,387)
Merrill Lynch Capital Services, Inc.	750,000	4.517	3-month USD- LIBOR-BBA	December 1, 2009 / December 1, 2039	(32,562)

					$(98,949)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $28,994 and $159,557, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,164,651

Gross unrealized appreciation	$1,045,039
Gross unrealized depreciation	(3,215,690)

Net unrealized depreciation	$(2,170,651)

The Fund adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$46,004,000	$—	$46,004,000
Futures Contracts	28,994	—	—	28,994

Total	$28,994	$46,004,000	$—	$46,032,994

Liability Description
Futures Contracts	$(60,608)	$—	$—	$(60,608)
Interest Rate Swaps	—	(98,949)	—	(98,949)

Total	$(60,608)	$(98,949)	$—	$(159,557)

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Ohio Municipal Bond Fund

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	August 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 20, 2009